Putnam
Vista
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Morningstar, an independent rating agency, gave Putnam Vista Fund's class A shares 4 out of 5 stars for overall performance based on the 3-, 5-, and 10-year returns as of January 31, 1999. Of the 2,859 domestic equity funds rated, only 22.5% received four stars.*


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements

* Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 1/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For 10-year performance, there were 741 funds rated and the fund received 4 stars. For both 3- and 5-year performance, the fund received 3 stars and there were 2,859 and 1,734 domestic equity funds rated, respectively. 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars; the middle 35% receive 3 stars. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Pundits are making much these days of the number of mutual funds whose performance has failed to match that of the Standard & Poor's 500(R) Index. For many funds, including Putnam Vista Fund, there is an entirely valid reason for the discrepancy. At Putnam, it is called style consistency. Rather than hopping aimlessly around the entire universe of stocks in search of quick profits, each fund is managed strictly in the investment style that has been set for it.

As it happens, in the currently turbulent global equity markets, risk-averse investors have favored the generally safer stocks of large, conservative companies. These stocks have led the market, while stocks of most other companies, including the midsize companies that dominate your fund's portfolio, have lagged. Given the current environment, fund management believes your fund's performance for the first half of fiscal 1999 was entirely respectable and remains optimistic about prospects for the second half.

I am pleased to announce the appointment of Dana F. Clark to your fund's management team. Dana joined Putnam in 1987 and most recently was an analyst and portfolio manager in the Mid-cap Growth Equity Group. He has four years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Managers
Eric M. Wetlaufer, lead manager
Anthony C. Santosus
Dana F. Clark
Margery C. Parker

The six months ended January 31, 1999, presented investors with a tough lesson in stock market volatility as major market indexes hit euphoric highs, fell to sobering lows, and then rose again. During this period, Putnam Vista Fund benefited not only from the stocks we selected for its portfolio but also from those we avoided. The fund's performance was driven by strategic stock selection in sectors such as technology, retail, telecommunications, and cable television, while we sidestepped the troubled energy and basic materials industries. For the semiannual period, the fund's class A shares provided a total return of 10.09% at net asset value (NAV) and 3.78% at public offering price (POP). For complete performance information, please refer to the summary that begins on page 9.

One month into your fund's fiscal year, the Dow Jones Industrial Average plummeted more than 512 points in one day, wiping out the entire year's gains. After registering its worst quarter in eight years in September, the Dow began a turnaround that was almost as dramatic as the late-summer plunge. Finally, after its most volatile year in over a decade, the U.S. equity market finished 1998 with double-digit returns for the fourth consecutive year. While mid-cap stocks enjoyed the rebound, which extended through the end of the semiannual period, your fund continued to be challenged by investors' preference for large-cap growth stocks over all other sectors.

* TECHNOLOGY HIGHLIGHTS INCLUDE INTERNET, SOFTWARE, AND STORAGE STOCKS

In the financial markets, 1998 will be remembered in part for the frenzy surrounding any stock with ".com" in its name. Investors' love affair with the Internet is not unfounded; the potential of this medium is almost unfathomable. When selecting stocks for your fund's portfolio, we seek those of midsize companies with leadership positions and strong business models. One notable example is Lycos, Inc., one of the fastest-growing Internet companies. Lycos recently announced a merger agreement with USA Networks, Inc., which includes the Home Shopping Network (HSN) cable channel and Ticketmaster Online-CitySearch. The merger is expected to provide a significant increase in Lycos's household reach and improve its online commerce capabilities. The Lycos Network is a family of Web sites including Lycos, Tripod, and Angelfire, which together are visited by more than 26 million people each month. The sites offer Web searching, chat rooms, e-mail, online shopping, news, and free personal home pages. Lycos also has e-commerce agreements with companies such as Barnes & Noble and licensing agreements with partners including Bertelsmann and Microsoft.

On the software side of the technology sector, Intuit, Inc. was one of the fund's stronger holdings. Intuit provides software that enables households and small businesses to automate financial tasks such as bill paying, reconciling bank accounts, and maintaining budgets. Its products include Quicken, the leading personal finance software; TurboTax, the best-selling tax preparation software; and QuickBooks, the most popular small-business accounting software. Intuit plans to enhance its growth prospects by taking its products online. The company began this process with the introduction of Quicken.com, a leading Web site that offers financial news, information, and tools, including insurance, mortgage, investment, and tax preparation services. The revenue from Quicken.com is projected to exceed revenue from Quicken software in the company's next fiscal year.


[GRAPHIC OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer services
and software               15.5%

Retail                      9.8%

Electronics and
electrical equipment        8.4%

Pharmaceuticals and
biotechnology               6.1%

Business equipment
and services                5.3%

Footnote reads:
*Based on net assets as of 1/31/99. Holdings will vary over time.


As computer systems worldwide become increasingly complex and require more space for storing data, companies such as VERITAS Software Corp. have exhibited explosive growth. Over the past decade, VERITAS, another of your fund's technology holdings, has grown to become one of the largest memory-management software firms in the United States. The company's products guard computer networks against data loss from crashes and errors, speed data recovery after failures, and manage corporate storage. VERITAS has made its name by partnering with such technological heavyweights as Hewlett-Packard, Microsoft, and Sun Microsystems, all of which have licensed and embedded VERITAS products in their operating systems. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* TELECOM, CABLE, AND RETAIL ARE STRONG; HEALTH CARE WEAKENS

Also contributing to performance during the period were stocks in the booming telecommunications industry. Qwest Communications, for example, builds fiber-optic networks for traditional telecommunications services as well as Internet-based data, voice, and image communications. The company has constructed an impressive, technologically advanced network that included the installation of 15,000 miles of cable around the United States. Qwest has also partnered with Microsoft Corp. to provide Internet-related services. Another highlight was the stock of Cincinnati Bell, a telephone and digital wireless services company that recently spun off two of its divisions into a separate company, Convergys.

A number of companies in the cable television industry have benefited from the introduction of broadband technology to provide consumers with telephone and Internet access through cable modems. One such company in the fund's portfolio during the period was Cablevision Systems Corp., a cable company with nearly 3 million subscribers in the New York, Boston, and Cleveland metropolitan areas. Cablevision is also becoming a leading provider of entertainment and informational programs as well as live events. In the fund's retail sector, stocks of discount retailers such as Family Dollar Stores and TJX Companies were among the strongest performers. These companies have grabbed market share from traditional department stores by offering better values to consumers.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Micron Technology, Inc.
Semiconductors

Cintas Corp.
Business services

Estee Lauder Companies, Inc., Class A
Cosmetics

Qwest Communications International, Inc.
Telecommunications

Computer Sciences Corp.
Computer services and software

Gateway 2000, Inc.
Computer services and software

Lexmark International Group, Inc., Class A
Computer services and software

American Power Conversion Corp.
Electronics and electrical equipment

Providian Financial Corp.
Financial services

McGraw-Hill, Inc.
Publishing

Footnote reads:
These holdings represent 16.5% of the fund's net assets as of 1/31/99. Portfolio holdings will vary over time.


Our stock selection in the financial and health-care portions of the portfolio was not as effective as it was in other sectors over this period. Companies in the financial services industry were hit hard by the global economic crisis and the stocks in the fund's portfolio have not recovered as fast as other financial services stocks. In health care, the fund's medical device and equipment stocks performed well, but their strength was offset by weak performance from health-care services holdings. A difficult regulatory environment, ongoing concerns about Medicare spending cuts, and rising health-care costs continue to put pressure on health-care services companies, such as HMOs and physician practice management companies.

* CONSTRUCTIVE OUTLOOK FOR MID-CAP SECTOR

Looking ahead, we're optimistic about the state of the U.S. economy, which is characterized by a low interest-rate environment and few signs of inflation. While our outlook is constructive, we have not ruled out the prospect of more volatility during the second half of the fiscal year. We expect the greatest strength in the mid-cap growth sector to be from companies with a domestic focus and minimal Asian/Latin American earnings exposure. Regardless of market conditions, your fund's investment strategy remains constant: the systematic selection of high-quality growth stocks with strong long-term growth potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                Class A           Class B           Class M
(inception date)               (6/3/68)          (3/1/93)          (12/8/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                    10.09%    3.78%    9.70%    4.70%    9.84%    5.99%
------------------------------------------------------------------------------
1 year                      29.14    21.73    28.20    23.20    28.50    24.01
------------------------------------------------------------------------------
5 years                    147.41   133.17   138.52   136.52   141.59   133.14
Annual average              19.86    18.45    18.99    18.79    19.29    18.45
------------------------------------------------------------------------------
10 years                   421.98   391.97   382.51   382.51   394.61   377.30
Annual average              17.97    17.27    17.05    17.05    17.33    16.92
------------------------------------------------------------------------------
Annual average
(life of fund)              11.82    11.61    10.78    10.78    11.06    10.93
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                Standard &
                               Poor's Midcap   Russell Midcap       Consumer
                                400 Index       Growth Index       Price Index
------------------------------------------------------------------------------
6 months                           9.63%           13.38%            0.86%
------------------------------------------------------------------------------
1 year                            16.70            23.62             1.86
------------------------------------------------------------------------------
5 years                          122.67           123.33            12.59
Annual average                    17.37            17.44             2.40
------------------------------------------------------------------------------
10 years                         425.13           379.58            35.92
Annual average                    18.04            16.98             3.12
------------------------------------------------------------------------------
Annual average
(life of fund)                       --*              --*            5.23
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares or periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The index did not exist at the time of the fund's inception.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                             Class A          Class B      Class M
------------------------------------------------------------------------------
Distributions (number)          1                1            1
------------------------------------------------------------------------------
Income                          --               --           --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     1.028            1.028        1.028
------------------------------------------------------------------------------
Short-term                      --               --           --
------------------------------------------------------------------------------
  Total                      $1.028           $1.028       $1.028
------------------------------------------------------------------------------
Share value:                 NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
7/31/98                    $13.49   $14.31   $12.89   $13.22   $13.70
------------------------------------------------------------------------------
1/31/99                     13.68    14.51    12.97    13.35    13.83
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (6/3/68)          (3/1/93)          (12/8/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     2.22%   -3.67%    1.80%   -2.87%    1.90%   -1.64%
------------------------------------------------------------------------------
1 year                      19.53    12.70    18.60    13.60    18.94    14.80
------------------------------------------------------------------------------
5 years                    141.73   127.79   132.72   130.72   135.62   127.49
Annual average              19.31    17.90    18.40    18.20    18.70    17.87
------------------------------------------------------------------------------
10 years                   436.66   405.80   395.70   395.70   408.03   390.25
Annual average              18.30    17.60    17.36    17.36    17.65    17.23
------------------------------------------------------------------------------
Annual average
(life of fund)              11.69    11.47    10.64    10.64    10.92    10.79
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's Midcap 400 Index* is an unmanaged, market-weighted list of the stocks of 400 medium-sized companies, each affecting the index in proportion to market value.

Russell Midcap Growth Index* measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



WELCOME TO

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learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

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*Putnam's money management philosophy

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You can also read Putnam economist Dr. Robert Goodman's commentary and
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The site can be accessed through any of the major online services (America
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New features will be added to the site regularly.
So be sure to bookmark us at
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

Portfolio of investments owned
January 31, 1999 (Unaudited)

COMMON STOCKS  (94.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,101,400  Omnicom Group, Inc.                                                                    $   70,489,600

Apparel  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            393,900  Tommy Hilfiger Corp. (NON)                                                                 27,769,950

Banks  (4.7%)
--------------------------------------------------------------------------------------------------------------------------
            554,228  Firstar Corp.                                                                              48,875,982
          1,343,200  Greenpoint Finanacial Corp.                                                                43,989,800
             71,428  M & T Bank Corp.                                                                           35,714,000
            944,500  Northern Trust Corp.                                                                       81,758,281
          1,092,200  Zions Bancorp                                                                              63,347,600
                                                                                                            --------------
                                                                                                               273,685,663

Basic Industrial Products  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,109,800  Danaher Corp.                                                                              59,374,300

Broadcasting  (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,151,350  Chancellor Media Corp. (NON)                                                               66,202,625
            677,000  Clear Channel Communications, Inc. (NON)                                                   41,889,375
            378,100  Entercom Communications Corp. (NON)                                                        11,721,100
                                                                                                            --------------
                                                                                                               119,813,100

Business Equipment and Services  (5.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,372,740  Cintas Corp.                                                                              104,414,036
          1,890,700  Convergys Corp. (NON)                                                                      34,032,600
          1,702,650  Fiserv, Inc. (NON)                                                                         83,323,434
          1,439,800  Herman Miller, Inc.                                                                        27,266,213
          1,245,400  Paychex, Inc.                                                                              60,635,413
                                                                                                            --------------
                                                                                                               309,671,696

Cable Television  (5.0%)
--------------------------------------------------------------------------------------------------------------------------
            985,300  Cablevision Systems Corp. Class A (NON)                                                    66,384,588
          1,270,600  Comcast Corp. Class A                                                                      86,380,947
          1,282,600  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                          68,619,100
          2,670,100  Tele-Communications TCI Ventures Group Class A (NON)                                       72,760,225
                                                                                                            --------------
                                                                                                               294,144,860

Cellular Communications  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            269,400  Cellular Communications International, Inc. (NON)                                          21,535,163

Computer Services and Software  (15.5%)
--------------------------------------------------------------------------------------------------------------------------
            882,300  Aspect Development, Inc. (NON)                                                             25,476,413
            137,000  BMC Software, Inc. (NON)                                                                    6,396,188
            819,900  Cadence Design Systems, Inc. (NON)                                                         26,236,800
            652,900  Citrix Systems, Inc. (NON)                                                                 59,169,063
          1,446,000  Computer Sciences Corp. (NON)                                                              99,141,375
            858,440  Comverse Technology, Inc. (NON)                                                            72,108,960
          1,180,200  Gateway 2000, Inc. (NON)                                                                   91,170,450
            458,700  Infoseek Corp. (NON)                                                                       35,893,275
            792,500  Intuit, Inc. (NON)                                                                         72,117,500
            873,400  Legato Systems, Inc. (NON)                                                                 52,731,525
            789,500  Lexmark International Group, Inc. Class A (NON)                                            89,312,188
            330,900  Lycos, Inc. (NON)                                                                          45,333,300
          3,057,700  Parametric Technology Corp. (NON)                                                          39,941,206
          1,240,300  Sterling Commerce, Inc. (NON)                                                              53,255,381
          1,653,500  SunGard Data Systems Inc. (NON)                                                            59,319,313
            964,100  VERITAS Software Corp. (NON)                                                               80,622,863
                                                                                                            --------------
                                                                                                               908,225,800

Consumer Durable Goods  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,037,400  Furniture Brands International, Inc. (NON)                                                 47,878,900

Consumer Products  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            541,000  Dial Corp. (The)                                                                           14,776,063

Cosmetics  (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,271,700  Estee Lauder Cos. Class A                                                                 104,358,881

Educational Services  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            848,775  Apollo Group, Inc. Class A (NON)                                                           23,235,216

Electric Utilities  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            519,700  Florida Progress Corp.                                                                     21,632,513
            471,100  IPALCO Enterprises, Inc.                                                                   23,525,556
                                                                                                            --------------
                                                                                                                45,158,069

Electronics and Electrical Equipment  (8.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,735,800  American Power Conversion Corp. (NON)                                                      88,742,775
            888,700  Jabil Circuit, Inc. (NON)                                                                  63,486,506
          1,432,400  Micron Technology, Inc. (NON)                                                             111,906,250
            678,500  Molex Inc.                                                                                 20,142,969
            758,700  SCI Systems, Inc. (NON)                                                                    41,728,500
          1,611,200  Seagate Technology, Inc. (NON)                                                             65,555,700
            551,800  Solectron Corp. (NON)                                                                      49,144,688
            549,700  Waters Corp. (NON)                                                                         50,022,700
                                                                                                            --------------
                                                                                                               490,730,088

Financial Services  (4.2%)
--------------------------------------------------------------------------------------------------------------------------
            375,900  Capital One Financial Corp.                                                                49,759,763
          1,208,300  Finova Group, Inc.                                                                         72,800,075
            870,750  Providian Financial Corp.                                                                  87,782,484
            484,600  State Street Corp.                                                                         34,648,900
                                                                                                            --------------
                                                                                                               244,991,222

Food and Beverages  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            898,000  U.S. Foodservice (NON)                                                                     47,145,000

Gas Pipelines  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            951,300  Coastal Corp.                                                                              28,360,631

Healthcare Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,188,600  Henry Schein, Inc. (NON)                                                                   49,995,488
            490,300  Omnicare, Inc.                                                                             15,015,438
                                                                                                            --------------
                                                                                                                65,010,926

Information Systems  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,506,100  Quantum Corp. (NON)                                                                        36,052,269

Insurance  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            679,400  AFLAC Inc.                                                                                 29,129,275
          1,061,400  Hartford Financial Services Group                                                          55,126,463
            249,500  National Commerce Bancorporation                                                            5,099,156
                                                                                                            --------------
                                                                                                                89,354,894

Medical Supplies and Devices  (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            751,300  AmeriSource Health Corp. Class A (NON)                                                     58,225,750
          1,726,100  Bergen Brunswig Corp. Class A                                                              48,330,800
          1,328,700  Biomet, Inc.                                                                               48,663,638
                                                                                                            --------------
                                                                                                               155,220,188

Networking Equipment  (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            747,800  Network Appliance, Inc. (NON)                                                              39,633,400
          1,163,100  3Com Corp. (NON)                                                                           54,665,700
                                                                                                            --------------
                                                                                                                94,299,100

Oil Services  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,210,300  Baker Hughes, Inc.                                                                         20,423,813
          1,034,300  Burlington Resources Inc.                                                                  31,287,575
            789,100  Cooper Cameron Corp. (NON)                                                                 18,445,213
            741,700  Smith International, Inc. (NON)                                                            18,774,281
                                                                                                            --------------
                                                                                                                88,930,882

Packaging and Containers  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            523,800  Sealed Air Corp. (NON)                                                                     27,794,138

Pharmaceuticals and Biotechnology  (6.1%)
--------------------------------------------------------------------------------------------------------------------------
            738,400  Agouron Pharmaceuticals, Inc. (NON)                                                        43,796,350
            954,800  Elan Corp. PLC ADR  (Ireland) (NON)                                                        64,449,000
          1,193,200  IDEXX Laboratories, Inc. (NON)                                                             31,023,200
            813,900  Millennium Pharmaceuticals, Inc. (NON)                                                     30,902,766
            491,200  Perkin-Elmer Corp. (The)                                                                   46,694,700
          1,109,600  Quintiles Transnational Corp. (NON)                                                        57,421,800
          1,521,900  Watson Pharmaceuticals, Inc. (NON)                                                         83,133,788
                                                                                                            --------------
                                                                                                               357,421,604

Publishing  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            806,800  McGraw-Hill, Inc.                                                                          87,235,250

Recreation  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,003,600  Royal Caribbean Cruises Ltd.                                                               39,893,100
          1,575,600  Starwood Hotels & Resorts Worldwide, Inc.                                                  39,390,000
                                                                                                            --------------
                                                                                                                79,283,100

Restaurants  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,222,400  Tricon Global Restaurants, Inc. (NON)                                                      58,140,400

Retail  (9.8%)
--------------------------------------------------------------------------------------------------------------------------
            372,000  Abercrombie & Fitch Co. Class A (NON)                                                      28,458,000
          1,660,000  Bed Bath & Beyond, Inc. (NON)                                                              53,120,000
            430,500  Best Buy Co., Inc. (NON)                                                                   39,067,875
            731,600  Costco Companies, Inc. (NON)                                                               60,631,350
          4,400,300  Family Dollar Stores, Inc.                                                                 82,505,625
          1,113,300  Fred Meyer, Inc. (NON)                                                                     69,581,250
          1,313,800  Linens 'N Things, Inc. (NON)                                                               48,446,375
          2,186,000  Office Depot, Inc. (NON)                                                                   75,963,500
          1,496,700  Staples, Inc. (NON)                                                                        42,843,038
          2,509,100  TJX Cos., Inc. (The)                                                                       74,175,269
                                                                                                            --------------
                                                                                                               574,792,282

Semiconductors  (5.0%)
--------------------------------------------------------------------------------------------------------------------------
            905,400  Analog Devices, Inc. (NON)                                                                 26,935,650
            864,100  KLA Tencor Corp. (NON)                                                                     49,901,775
            374,100  Linear Technology Corp.                                                                    38,064,675
            645,400  Maxim Integrated Products Inc. (NON)                                                       33,197,773
            575,400  Novellus Systems, Inc. (NON)                                                               42,076,125
            796,000  Teradyne, Inc. (NON)                                                                       52,436,500
            589,000  Xilinx, Inc. (NON)                                                                         48,887,000
                                                                                                            --------------
                                                                                                               291,499,498

Telecommunications  (3.9%)
--------------------------------------------------------------------------------------------------------------------------
            732,600  Cox Communications, Inc. (NON)                                                             52,655,625
          2,173,000  General Instrument Corp. (NON)                                                             77,141,500
          1,661,400  Qwest Communications International, Inc. (NON)                                             99,580,163
                                                                                                            --------------
                                                                                                               229,377,288

Telephone Services  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,890,700  Cincinnati Bell, Inc.                                                                      38,404,844

Textiles  (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,468,460  Mohawk Industries, Inc. (NON)                                                              56,535,710
          2,254,000  Westpoint Stevens, Inc. (NON)                                                              59,942,313
                                                                                                            --------------
                                                                                                               116,478,023
                                                                                                            --------------
                     Total Common Stocks   (cost $4,027,908,264)                                            $5,520,638,888

SHORT-TERM INVESTMENTS  (4.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,899,000  A1 Credit Corporation for an effective yield of 4.82%,
                       February 1, 1999                                                                     $    2,897,836
         25,000,000  Corporate Asset Funding Co. for an effective yield of
                       5.22%, February 17, 1999                                                                 24,942,000
         24,700,000  Corporate Receivables Corporation for an effective
                       yield of 4.82%, April 14, 1999                                                           24,428,819
         50,000,000  Federal Home Loan Mortgage for an effective yield
                       of 4.75%, March 31, 1999                                                                 49,600,111
         25,000,000  Ford Motor Credit Corporation for an effective yield
                       of 4.81%, February 26, 1999                                                              24,916,493
         30,000,000  USAA Capital Corp. for an effective yield of 4.80%,
                       February 8, 1999                                                                         29,972,000
         90,000,000  Interest in $580,000,000 joint repurchase agreement dated January 29, 1999 with Morgan (J. P.) & Co.,
                       Inc. due February 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $90,035,250 for an effective yield of 4.70%                                              90,000,000
                                                                                                            --------------
                     Total Short-Term Investments   (cost $246,790,332)                                     $  246,757,259
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $4,274,698,596) (b)                                           $5,767,396,147
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,842,058,385.

  (b) The aggregate identified cost on a tax basis is $4,274,884,788, resulting in gross unrealized appreciation and depreciation of $1,586,201,337 and $93,689,978 respectively, or net unrealized appreciation of $1,492,511,359.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,274,698,596) (Note 1)                                       $ 5,767,396,147
-----------------------------------------------------------------------------------------------
Cash                                                                                    401,759
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               348,970
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                8,916,779
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      155,505,189
-----------------------------------------------------------------------------------------------
Total assets                                                                      5,932,568,844

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     72,325,491
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,468,790
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          6,345,813
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              666,286
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            46,198
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,784
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,273,792
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  381,305
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    90,510,459
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,842,058,385

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $ 4,192,938,867
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (14,418,791)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                               170,840,758
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,492,697,551
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $5,842,058,385

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,632,271,081 divided by 265,508,693 shares)                                           $13.68
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.68)*                                  $14.51
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,738,716,430 divided by 134,096,761 shares)**                                         $12.97
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($142,136,528 divided by 10,650,539 shares)                                              $13.35
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.35)*                                  $13.83
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($328,934,346 divided by 23,727,421 shares)                                              $13.86
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                          $  9,065,061
-----------------------------------------------------------------------------------------------
Interest                                                                              5,226,312
-----------------------------------------------------------------------------------------------
Total investment income                                                              14,291,373

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     11,994,404
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,473,147
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        46,953
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         16,836
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,840,273
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 7,421,948
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   453,429
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  72,469
-----------------------------------------------------------------------------------------------
Registration fees                                                                       280,419
-----------------------------------------------------------------------------------------------
Auditing                                                                                 36,765
-----------------------------------------------------------------------------------------------
Legal                                                                                    20,796
-----------------------------------------------------------------------------------------------
Postage                                                                                 304,170
-----------------------------------------------------------------------------------------------
Other                                                                                   170,273
-----------------------------------------------------------------------------------------------
Total expenses                                                                       29,131,882
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (421,718)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         28,710,164
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (14,418,791)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    171,027,941
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        370,419,055
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             541,446,996
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $527,028,205
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $ (14,418,791)  $ (28,250,857)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                    171,027,941     631,850,032
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          370,419,055     127,375,274
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                527,028,205     730,974,449
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (249,823,981)   (207,841,199)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (127,245,344)   (102,991,533)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (10,115,176)     (8,092,094)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (21,564,737)    (18,662,362)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   441,338,559     716,470,714
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        559,617,526   1,109,857,975

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               5,282,440,859   4,172,582,884
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $14,418,791 and $--, respectively)                                       $5,842,058,385  $5,282,440,859
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.49           $12.52            $9.79            $9.23            $7.09            $7.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.02)(c)         (.05)(c)         (.03)(c)         (.03)             .02              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 1.24             1.98             3.43             1.45             2.18              .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.22             1.93             3.40             1.42             2.20              .22
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --               --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.03)            (.96)            (.67)            (.86)            (.06)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.03)            (.96)            (.67)            (.86)            (.06)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.68           $13.49           $12.52            $9.79            $9.23            $7.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             10.09*           16.90            36.25            16.64            31.22             2.75
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,632,271       $3,279,628       $2,626,464       $1,220,639         $859,403         $646,811
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .48*             .98             1.04             1.10             1.07             1.09
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.18)*           (.38)            (.25)            (.29)             .26              .29
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             74.06*          110.60            82.91           106.58           114.51            93.86
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.89           $12.09            $9.55            $9.08            $7.03            $7.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.06)(c)         (.14)(c)         (.11)(c)         (.10)(c)         (.03)             .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 1.17             1.90             3.32             1.43             2.14              .15
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.11             1.76             3.21             1.33             2.11              .16
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.03)            (.96)            (.67)            (.86)            (.06)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.03)            (.96)            (.67)            (.86)            (.06)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.97           $12.89           $12.09            $9.55            $9.08            $7.03
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              9.70*           16.05            35.14            15.88            30.19             1.89
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,738,716       $1,585,961       $1,212,589         $488,085         $258,522         $132,596
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .86*            1.73             1.79             1.81             1.82             1.87
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.56)*          (1.13)            (.99)           (1.03)            (.51)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             74.06*          110.60            82.91           106.58           114.51            93.86
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        January 31                                                         Dec. 8, 1994+
operating performance                            (Unaudited)                   Year ended July 31                    to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.22           $12.34            $9.72            $9.19            $6.73
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.05)(c)         (.11)(c)         (.08)(c)         (.08)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.21             1.95             3.37             1.47             2.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.16             1.84             3.29             1.39             2.52
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.35           $13.22           $12.34            $9.72            $9.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               9.84*           16.38            35.35            16.37            37.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $142,137         $128,259          $90,788          $22,232           $3,148
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .73*            1.48             1.54             1.54             1.06*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.43)*           (.88)            (.73)            (.82)            (.31)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.06*          110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        January 31                                                        March 28, 1995+
operating performance                            (Unaudited)                    Year ended July 31                   to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.64           $12.61            $9.84            $9.24            $7.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.01)(c)         (.02)(c)           -- (c)           --              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.26             2.01             3.44             1.46             1.40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.25             1.99             3.44             1.46             1.41
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.03)            (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.03)            (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.86           $13.64           $12.61            $9.84            $9.24
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              10.28*           17.26            36.49            17.07            18.01*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $328,934         $288,593         $242,742          $63,330          $42,717
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .36*             .73              .79              .81              .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.06)*           (.13)             .02             (.01)             .10*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.06*          110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $421,718 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,490 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments,Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $450,076 and $16,728 from the sale of class A and class M shares, respectively and $1,101,786 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $33,355 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $3,552,148,759 and $3,600,135,769, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     45,498,425       $558,386,331
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   19,740,151        237,079,257
-----------------------------------------------------------------------------
                                                65,238,576        795,465,588

Shares
repurchased                                    (42,832,263)      (524,621,185)
-----------------------------------------------------------------------------
Net increase                                    22,406,313       $270,844,403
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    100,554,869     $1,276,496,212
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   17,501,153        197,237,962
-----------------------------------------------------------------------------
                                               118,056,022      1,473,734,174

Shares
repurchased                                    (84,813,029)    (1,073,796,615)
-----------------------------------------------------------------------------
Net increase                                    33,242,993     $  399,937,559
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,134,812       $187,426,478
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   10,324,667        117,597,842
-----------------------------------------------------------------------------
                                                26,459,479        305,024,320

Shares
repurchased                                    (15,398,108)      (178,524,607)
-----------------------------------------------------------------------------
Net increase                                    11,061,371       $126,499,713
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     35,912,944       $440,380,182
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,790,956         95,118,377
-----------------------------------------------------------------------------
                                                44,703,900        535,498,559

Shares
repurchased                                    (21,992,849)      (269,973,540)
-----------------------------------------------------------------------------
Net increase                                    22,711,051       $265,525,019
-----------------------------------------------------------------------------

                                                       Six months ended
                                                       January 31, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      2,134,185       $ 25,539,021
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      839,245          9,835,946
-----------------------------------------------------------------------------
                                                 2,973,430         35,374,967

Shares
repurchased                                     (2,024,368)       (24,323,212)
-----------------------------------------------------------------------------
Net increase                                       949,062       $ 11,051,755
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      4,570,124        $57,200,814
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      686,370          7,605,041
-----------------------------------------------------------------------------
                                                 5,256,494         64,805,855

Shares
repurchased                                     (2,911,068)       (36,613,684)
-----------------------------------------------------------------------------
Net increase                                     2,345,426        $28,192,171
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,665,768       $ 59,138,919
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,771,958         21,564,737
-----------------------------------------------------------------------------
                                                 6,437,726         80,703,656

Shares
repurchased                                     (3,867,470)       (47,760,968)
-----------------------------------------------------------------------------
Net increase                                     2,570,256       $ 32,942,688
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,182,440       $ 79,819,359
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,640,121         18,662,362
-----------------------------------------------------------------------------
                                                 7,822,561         98,481,721

Shares
repurchased                                     (5,909,265)       (75,665,756)
-----------------------------------------------------------------------------
Net increase                                     1,913,296       $ 22,815,965
-----------------------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan
Vice President

Eric M. Wetlaufer
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

Dana F. Clark
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA015-49952 006/317/515/ 3/99



PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
Putnam Vista Fund
Supplement to Semiannual Report dated 1/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
Total return
for periods ended 1/31/99                              NAV

6 months                                              10.20%
1 year                                                29.35
5 years                                              150.05
Annual average                                        20.12
10 years                                             427.55
Annual average                                        18.10
Life of fund (since class A inception, 6/3/68)      3007.85
Annual average                                        11.86
--------------------------------------------------------------------------
Share value:                                           NAV

7/31/98                                              $13.64
1/31/99                                              $13.86
--------------------------------------------------------------------------
Distributions:      No.      Income       Capital gains       Total
                     1       $0.000           $1.028         $1.028
--------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.